Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Mundoval Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Mundoval Fund
Average Annual Return, Percent	(0.59%)	9.30%	8.04%
Mundoval Fund | MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent	16.26%	14.55%	10.65%